Credit Line	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Credit Line
NOTE 6:	CREDIT LINE

On October 21, 2013, the Company entered into a credit line agreement with a U.S. bank which has been since amended with the most recent amendment signed as of July 21, 2015. According to the amended agreement, the bank provides the Company with a credit line of $6.0 million with a maturity date of March 20, 2016. The amounts drawn down from the credit line are subject to interest equal to the Prime Rate in effect from time to time, plus 2.75% per annum, provided that the interest rate in effect on any day shall not be less than 5.5% per annum, provided, however, that the Company pay a minimum aggregate amount of interest of no less than $18 thousand per month. In relation to this credit line, the Company is obliged by the bank to comply with certain financial covenants, as defined in the agreement and has agreed to grant security interests generally over all Company assets, and to refrain from encumbering its assets in favor of any other third parties. As of December 31, 2015, the Company had drawn down an amount of $4.0 million from the credit line and was in full compliance with the financial covenants.

Subsequent to the reporting period, the Company decided not to extend the credit line as the funds were deemed unnecessary, and the credit line was paid down in full.